PREPAID EXPENSES - Disclosure of prepaid expenses (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Prepaid Expenses [Line Items]
Prepaid expenses	$ 178,321	$ 25,908
Advertising and promotions [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	127,664	9,494
Rent [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	11,211	10,993
Others [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 39,446	$ 5,421